Financial Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 Customer
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Provision for doubtful debts	$ 858,000	$ 421,000
Cash and cash equivalent and short-term investments	67,268,000
Amount of accounts receivables	11,227,000
Amount of credit facilities, for the support of performance guarantee	2,000,000
Performance guarantees outstanding under the credit facility	$ 0	$ 31,000
Revenue from Rights Concentration Risk [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Number of customers | Customer	0		1
Revenue from Rights Concentration Risk [Member] | Revenue, Rights Granted [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage	10.00%
Revenue from Rights Concentration Risk [Member] | Customer One [Member] | Revenue, Rights Granted [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage		55.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Number of customers | Customer	2		1
Credit Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage		23.00%
Credit Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage	14.00%
Credit Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage	12.00%
Currency Denomination Concentration Risk [Member] | Cash and Cash Equivalents and Short Term Investments [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage	7.90%